UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Dynamic Global Bond Fund

Investor Class (RPIEX)

This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Investor Class	$37	0.73%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,911,217
Number of Portfolio Holdings	509

Portfolio Turnover Rate	38.0%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.5%
AA Rated	7.5
A Rated	15.2
BBB Rated	18.8
BB Rated and Below	7.9
Not Rated	5.8
U.S. Treasury Securities	23.1
Reserves	6.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	11.5%
U.S. Treasury Inflation-Indexed Notes	6.7
United Kingdom Inflation-Linked Gilt	5.8
U.S. Treasury Bills	5.0
Deutsche Bundesrepublik	4.3
Kingdom of Thailand	3.5
Government of New Zealand	3.3
KfW	2.9
Republic of Poland	2.5
Republic of Serbia	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F35-053 8/24

Dynamic Global Bond Fund

Investor Class (RPIEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Dynamic Global Bond Fund

Advisor Class (PAIEX)

This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Advisor Class	$45	0.90%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,911,217
Number of Portfolio Holdings	509

Portfolio Turnover Rate	38.0%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.5%
AA Rated	7.5
A Rated	15.2
BBB Rated	18.8
BB Rated and Below	7.9
Not Rated	5.8
U.S. Treasury Securities	23.1
Reserves	6.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	11.5%
U.S. Treasury Inflation-Indexed Notes	6.7
United Kingdom Inflation-Linked Gilt	5.8
U.S. Treasury Bills	5.0
Deutsche Bundesrepublik	4.3
Kingdom of Thailand	3.5
Government of New Zealand	3.3
KfW	2.9
Republic of Poland	2.5
Republic of Serbia	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F235-053 8/24

Dynamic Global Bond Fund

Advisor Class (PAIEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Dynamic Global Bond Fund

I Class (RPEIX)

This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - I Class	$26	0.52%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,911,217
Number of Portfolio Holdings	509

Portfolio Turnover Rate	38.0%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.5%
AA Rated	7.5
A Rated	15.2
BBB Rated	18.8
BB Rated and Below	7.9
Not Rated	5.8
U.S. Treasury Securities	23.1
Reserves	6.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	11.5%
U.S. Treasury Inflation-Indexed Notes	6.7
United Kingdom Inflation-Linked Gilt	5.8
U.S. Treasury Bills	5.0
Deutsche Bundesrepublik	4.3
Kingdom of Thailand	3.5
Government of New Zealand	3.3
KfW	2.9
Republic of Poland	2.5
Republic of Serbia	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F535-053 8/24

Dynamic Global Bond Fund

I Class (RPEIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Dynamic Global Bond Fund

Z Class (TRDZX)

This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,911,217
Number of Portfolio Holdings	509

Portfolio Turnover Rate	38.0%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.5%
AA Rated	7.5
A Rated	15.2
BBB Rated	18.8
BB Rated and Below	7.9
Not Rated	5.8
U.S. Treasury Securities	23.1
Reserves	6.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	11.5%
U.S. Treasury Inflation-Indexed Notes	6.7
United Kingdom Inflation-Linked Gilt	5.8
U.S. Treasury Bills	5.0
Deutsche Bundesrepublik	4.3
Kingdom of Thailand	3.5
Government of New Zealand	3.3
KfW	2.9
Republic of Poland	2.5
Republic of Serbia	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1247-053 8/24

Dynamic Global Bond Fund

Z Class (TRDZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIEX Dynamic Global Bond
Fund –
.
PAIEX Dynamic Global Bond
Fund–
.
Advisor Class
RPEIX Dynamic Global Bond
Fund–
.
I Class
TRDZX Dynamic Global Bond
Fund–
.
Z Class

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 7.78 $ 8.52 $ 9.54 $ 9.89 $ 9.22 $ 9.49
Investment
activities
Net investment
income
(1)(2)
0.19 0.41 0.43 0.16 0.24 0.29
Net realized and
unrealized gain/
loss (0.05) (0.83) (0.10) (0.15) 0.62 (0.33)
Total from
investment
activities 0.14 (0.42) 0.33 0.01 0.86 (0.04)
Distributions
Net investment
income (0.20) (0.02) (0.25) (0.23) (0.19) (0.05)
Net realized gain — — (1.10) (0.13) — —
Tax return of
capital — (0.30) — — — (0.18)
Total distributions (0.20) (0.32) (1.35) (0.36) (0.19) (0.23)
NET ASSET
VALUE
End of period $ 7.72 $ 7.78 $ 8.52 $ 9.54 $ 9.89 $ 9.22

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
1.83% (4.97)% 3.60% 0.07% 9.42% (0.40)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.73%
(4)
0.73% 0.71% 0.68% 0.65% 0.65%
Net expenses
after waivers/
payments by
Price Associates 0.73%
(4)
0.73% 0.71% 0.68% 0.65% 0.65%
Net investment
income 4.90%
(4)
5.05% 4.46% 1.64% 2.60% 3.12%
Portfolio turnover
rate 38.0% 122.2% 134.3% 112.7% 146.1% 188.3%
Net assets, end of
period (in millions) $130 $207 $546 $133 $407 $3,156
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 7.76 $ 8.50 $ 9.51 $ 9.88 $ 9.20 $ 9.47
Investment
activities
Net investment
income
(1)(2)
0.18 0.39 0.39 0.28 0.23 0.27
Net realized and
unrealized gain/
loss (0.06) (0.82) (0.06) (0.31) 0.62 (0.33)
Total from
investment
activities 0.12 (0.43) 0.33 (0.03)
(3)
0.85 (0.06)
Distributions
Net investment
income (0.19) (0.03) (0.24) (0.21) (0.17) (0.05)
Net realized gain — — (1.10) (0.13) — —
Tax return of
capital — (0.28) — — — (0.16)
Total distributions (0.19) (0.31) (1.34) (0.34) (0.17) (0.21)
NET ASSET
VALUE
End of period $ 7.69 $ 7.76 $ 8.50 $ 9.51 $ 9.88 $ 9.20

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
1.61% (5.15)% 3.53% (0.33)% 9.28% (0.66)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.17%
(5)
1.02% 1.04% 1.21% 0.96% 1.21%
Net expenses
after waivers/
payments by
Price Associates 0.90%
(5)
0.91% 0.90% 0.90% 0.90% 0.90%
Net investment
income 4.78%
(5)
4.81% 4.08% 2.83% 2.41% 2.87%
Portfolio turnover
rate 38.0% 122.2% 134.3% 112.7% 146.1% 188.3%
Net assets, end
of period (in
thousands) $309 $423 $557 $147 $158 $271
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 7.77 $ 8.52 $ 9.53 $ 9.89 $ 9.22 $ 9.49
Investment
activities
Net investment
income
(1)(2)
0.20 0.42 0.41 0.26 0.23 0.30
Net realized and
unrealized gain/
loss (0.05) (0.83) (0.05) (0.24) 0.65 (0.33)
Total from
investment
activities 0.15 (0.41) 0.36 0.02 0.88 (0.03)
Distributions
Net investment
income (0.21) (0.03) (0.27) (0.25) (0.21) (0.05)
Net realized gain — — (1.10) (0.13) — —
Tax return of
capital — (0.31) — — — (0.19)
Total distributions (0.21) (0.34) (1.37) (0.38) (0.21) (0.24)
NET ASSET
VALUE
End of period $ 7.71 $ 7.77 $ 8.52 $ 9.53 $ 9.89 $ 9.22

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
1.94% (4.90)% 3.92% 0.18% 9.59% (0.26)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.52%
(4)
0.53% 0.52% 0.50% 0.51% 0.51%
Net expenses
after waivers/
payments by
Price Associates 0.52%
(4)
0.53% 0.52% 0.50% 0.51% 0.51%
Net investment
income 5.21%
(4)
5.17% 4.24% 2.63% 2.43% 3.27%
Portfolio turnover
rate 38.0% 122.2% 134.3% 112.7% 146.1% 188.3%
Net assets, end of
period (in millions) $606 $603 $731 $568 $535 $1,456
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 7.77 $ 8.52 $ 9.53 $ 9.90 $ 9.34
Investment activities
Net investment income
(2)(3)
0.22 0.46 0.45 0.36 0.24
Net realized and unrealized
gain/loss (0.05) (0.83) (0.04) (0.30) 0.52
Total from investment activities 0.17 (0.37) 0.41 0.06 0.76
Distributions
Net investment income (0.23) (0.03) (0.32) (0.30) (0.20)
Net realized gain — — (1.10) (0.13) —
Tax return of capital — (0.35) — — —
Total distributions (0.23) (0.38) (1.42) (0.43) (0.20)
NET ASSET VALUE
End of period $ 7.71 $ 7.77 $ 8.52 $ 9.53 $ 9.90
Ratios/Supplemental Data
Total return
(3)(4)
2.20% (4.40)% 4.45% 0.57% 8.21%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.50%
(5)
0.51% 0.51% 0.50% 0.51%
(5)
Net expenses after waivers/
payments by Price Associates 0.00%
(5)
0.01% 0.00% 0.00% 0.00%
(5)
Net investment income 5.73%
(5)
5.67% 4.68% 3.67% 3.06%
(5)
Portfolio turnover rate 38.0% 122.2% 134.3% 112.7% 146.1%
Net assets, end of period (in
millions) $3,175 $3,151 $3,206 $3,833 $3,170
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Global Bond Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.1%
Government Bonds 0.1%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 5,064,000 5,595
Total Albania (Cost $5,372) 5,595
AUSTRIA 0.7%
Government Bonds 0.7%
Republic of Austria, 0.85%, 6/30/2120 (1) 58,359,000 27,331
Total Austria (Cost $26,044) 27,331
BRAZIL 0.7%
Corporate Bonds 0.7%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1)(2) 17,530,000 12,963
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1)(2) 13,800,000 13,020
25,983
Government Bonds 0.0%
Republic of Brazil, 4.25%, 1/7/25 (USD)  1,765,000 1,749
1,749
Total Brazil (Cost $34,148) 27,732
CANADA 1.0%
Corporate Bonds 1.0%
1011778 BC ULC, 5.75%, 4/15/25 (USD) (1) 1,611,000 1,607
Rogers Communications, 2.95%, 3/15/25 (USD)  8,656,000 8,477
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (USD) (1)
(3) 13,200,000 12,763
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (4) 15,285,000 15,602
Total Canada (Cost $38,102) 38,449
CHILE 1.6%
Government Bonds 1.6%
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33 (1) 60,085,000,000 63,540
Total Chile (Cost $73,279) 63,540

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHINA 0.4%
Corporate Bonds 0.4%
CIFI Holdings Group, 4.375%, 4/12/27 (USD) (5)(6) 11,400,000 1,283
CIFI Holdings Group, 4.45%, 8/17/26 (USD) (5)(6) 10,055,000 1,131
Country Garden Holdings, 3.125%, 10/22/25 (USD) (5)(6) 10,570,000 935
Country Garden Holdings, 3.30%, 1/12/31 (USD) (5)(6) 8,854,000 794
Country Garden Holdings, 5.40%, 5/27/25 (USD) (5)(6) 2,135,000 187
Kaisa Group Holdings, 8.50%, 6/30/22 (USD) (5)(6) 15,890,000 576
Kaisa Group Holdings, 11.50%, 1/30/23 (USD) (5)(6) 8,854,000 309
Kaisa Group Holdings, 11.70%, 11/11/25 (USD) (5)(6) 2,800,000 98
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (5)(6) 13,051,000 473
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  11,115,000 7,311
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (5)(6) 17,195,000 860
Shimao Group Holdings, 5.20%, 1/16/27 (USD) (5)(6) 2,220,000 115
Times China Holdings, 6.20%, 3/22/26 (USD) (5)(6) 3,220,000 82
Times China Holdings, 6.75%, 7/8/25 (USD) (5)(6) 12,750,000 332
Total China (Cost $78,061) 14,486
COLOMBIA 1.0%
Government Bonds 0.8%
Republic of Colombia, Series B, 13.25%, 2/9/33  111,060,800,000 30,450
30,450
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $0 (USD) (5)(7) † 262
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $3,416 (USD) (5)(7) † 4,421
Bona Fide Investments Holdings III, Acquisition date: 6/14/24,
Cost $2,735 (USD) (5)(7) † 2,728
7,411
Total Colombia (Cost $31,033) 37,861
DENMARK 0.2%
Corporate Bonds 0.2%
Danske Bank, VR, 6.466%, 1/9/26 (USD) (1)(4) 8,323,000 8,344
Total Denmark (Cost $8,305) 8,344

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DOMINICAN REPUBLIC 0.1%
Government Bonds 0.1%
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 5,435,000 5,263
Total Dominican Republic (Cost $4,856) 5,263
FRANCE 1.0%
Corporate Bonds 1.0%
Altice France Holding, 4.00%, 2/15/28 (1) 3,780,000 1,149
BNP Paribas, 3.375%, 1/23/26 (GBP)  5,649,000 6,927
Credit Agricole, VR, 6.251%, 1/10/35 (USD) (1)(4) 14,255,000 14,292
Societe Generale, VR, 5.634%, 1/19/30 (USD) (1)(4) 10,160,000 10,006
Societe Generale, VR, 6.066%, 1/19/35 (USD) (1)(4) 7,355,000 7,279
Total France (Cost $42,268) 39,653
GERMANY 8.7%
Corporate Bonds 4.4%
BMW Finance, FRN, 3M EURIBOR + 0.20%, 4.116%, 7/11/25  6,200,000 6,643
BMW International Investment, 5.50%, 6/6/26 (GBP)  6,600,000 8,431
Commerzbank, 1.75%, 1/22/25 (GBP)  800,000 991
Deutsche Bank, 2.625%, 12/16/24 (GBP)  6,700,000 8,347
Deutsche Bank, 4.50%, 4/1/25 (USD)  5,500,000 5,424
KfW, 1.125%, 7/4/25 (GBP)  10,094,000 12,285
KfW, 1.375%, 12/9/24 (GBP)  50,619,000 62,926
KfW, 2.00%, 5/2/25 (USD)  38,874,000 37,848
Mercedes-Benz International Finance, 1.625%, 11/11/24 (GBP)  4,500,000 5,611
Volkswagen Bank, 4.25%, 1/7/26  4,300,000 4,631
Volkswagen Financial Services, 1.875%, 12/3/24 (GBP)  2,600,000 3,236
Volkswagen Group of America Finance, 5.80%, 9/12/25
(USD) (1) 8,326,000 8,347
ZF North America Capital, 4.75%, 4/29/25 (USD) (1) 7,682,000 7,567
172,287
Government Bonds 4.3%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  162,243,803 169,340
169,340
Total Germany (Cost $343,128) 341,627

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
HUNGARY 0.1%
Government Bonds 0.1%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  3,060,000 3,451
Total Hungary (Cost $3,265) 3,451
INDIA 2.2%
Corporate Bonds 0.4%
HDFC Bank, 8.10%, 3/22/25  1,200,000,000 14,372
14,372
Government Bonds 1.8%
Republic of India, 6.45%, 10/7/29  1,253,000,000 14,718
Republic of India, 7.18%, 8/14/33  4,800,000,000 58,085
72,803
Total India (Cost $92,838) 87,175
INDONESIA 0.5%
Government Bonds 0.5%
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  315,618,000,000 19,286
Total Indonesia (Cost $20,719) 19,286
IRELAND 1.0%
Corporate Bonds 1.0%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  13,050,000 11,809
AerCap Ireland Capital, 6.15%, 9/30/30 (USD)  7,225,000 7,460
Avolon Holdings Funding, 2.875%, 2/15/25 (USD) (1) 8,048,000 7,882
Avolon Holdings Funding, 6.375%, 5/4/28 (USD) (1) 9,735,000 9,888
Total Ireland (Cost $37,706) 37,039
ITALY 2.1%
Corporate Bonds 0.1%
Enel Finance International, 7.75%, 10/14/52 (USD) (1) 4,674,000 5,467
5,467
Government Bonds 2.0%
Republic of Italy, 1.25%, 2/17/26 (USD)  3,187,000 2,980

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Italy, 2.375%, 10/17/24 (USD)  75,366,000 74,587
77,567
Total Italy (Cost $82,022) 83,034
JAPAN 0.6%
Corporate Bonds 0.6%
Mitsubishi UFJ Financial Group, VR, 0.953%, 7/19/25 (USD) (4) 7,960,000 7,940
Mitsubishi UFJ Financial Group, VR, 5.719%, 2/20/26 (USD) (4) 8,343,000 8,339
Toyota Motor Finance Netherlands, 4.625%, 6/8/26 (GBP)  6,735,000 8,459
Total Japan (Cost $24,250) 24,738
LUXEMBOURG 0.1%
Corporate Bonds 0.1%
Altice Financing, 9.625%, 7/15/27 (USD) (1) 2,760,000 2,539
Total Luxembourg (Cost $2,734) 2,539
MALAYSIA 2.1%
Government Bonds 2.1%
Government of Malaysia, Series 0123, 4.457%, 3/31/53  222,047,000 48,874
Government of Malaysia, Series 0216, 4.736%, 3/15/46  67,360,000 15,398
Government of Malaysia, Series 0518, 4.921%, 7/6/48  67,600,000 15,876
Total Malaysia (Cost $79,681) 80,148
MEXICO 0.4%
Corporate Bonds 0.4%
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  16,665,000 15,061
Total Mexico (Cost $14,419) 15,061
NETHERLANDS 0.0%
Common Stocks 0.0%
Fortenova Group STAK Stichting, ADR, Acquisition date: 4/1/19,
Cost $235 (5)(7) 597,196 245
245

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Convertible Bonds 0.0%
Fortenova Group TopCo, Acquisition date: 4/1/19 - 4/1/22,
Cost $2,790, 2.50%, 4/1/24, (2.50% PIK) (5)(7)(8) 2,557,406 1,046
1,046
Total Netherlands (Cost $3,025) 1,291
NEW ZEALAND 3.3%
Government Bonds 3.3%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  270,969,000 110,696
Government of New Zealand, Series 0554, 5.00%, 5/15/54  32,832,000 19,972
Total New Zealand (Cost $162,061) 130,668
PHILIPPINES 0.7%
Government Bonds 0.7%
Republic of Philippines, 6.25%, 1/14/36  1,679,000,000 27,017
Total Philippines (Cost $37,048) 27,017
POLAND 2.4%
Government Bonds 2.4%
Republic of Poland, Series 1033, 6.00%, 10/25/33  138,445,000 35,242
Republic of Poland, Series 1034, 5.00%, 10/25/34  256,454,000 60,410
Total Poland (Cost $97,795) 95,652
PORTUGAL 0.7%
Government Bonds 0.7%
Portuguese Republic, 5.125%, 10/15/24 (USD)  25,625,000 25,539
Total Portugal (Cost $25,588) 25,539
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy, 2.25%, 7/12/31 (USD)  8,240,000 6,892
Total Qatar (Cost $8,284) 6,892

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 2.1%
Government Bonds 2.1%
Republic of Serbia, Series 10Y, 5.875%, 2/8/28  5,669,670,000 54,594
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  3,322,930,000 28,366
Total Serbia (Cost $90,290) 82,960
SPAIN 0.2%
Corporate Bonds 0.2%
Banco Santander, 3.496%, 3/24/25 (USD)  8,000,000 7,880
Total Spain (Cost $7,843) 7,880
SUPRANATIONAL 3.5%
Corporate Bonds 3.5%
European Bank for Reconstruction & Development, 6.30%,
10/26/27 (INR)  2,512,900,000 29,494
European Investment Bank, 1.625%, 3/14/25 (USD)  30,900,000 30,128
International Bank for Reconstruction & Development, 0.625%,
4/22/25 (USD)  58,636,000 56,523
International Bank for Reconstruction & Development, 6.85%,
4/24/28 (INR)  837,500,000 9,991
International Finance, 6.30%, 11/25/24 (INR)  817,550,000 9,777
Total Supranational (Cost $136,020) 135,913
SWITZERLAND 0.9%
Corporate Bonds 0.9%
UBS, 1.125%, 12/15/25 (GBP)  4,339,000 5,165
UBS Group, 2.75%, 8/8/25 (GBP)  7,000,000 8,585
UBS Group, 3.75%, 3/26/25 (USD)  1,830,000 1,805
UBS Group, 4.55%, 4/17/26 (USD)  5,235,000 5,130
UBS Group, VR, 1.305%, 2/2/27 (USD) (1)(4) 5,590,000 5,211
UBS Group, VR, 2.193%, 6/5/26 (USD) (1)(4) 2,920,000 2,821
UBS Group, VR, 2.593%, 9/11/25 (USD) (1)(4) 5,400,000 5,362
Total Switzerland (Cost $33,271) 34,079

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 3.5%
Government Bonds 3.5%
Kingdom of Thailand, 3.60%, 6/17/67  952,465,000 24,941
Kingdom of Thailand, 4.00%, 6/17/72  335,600,000 9,443
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  3,935,401,258 103,675
Total Thailand (Cost $157,453) 138,059
TÜRKIYE 0.2%
Government Bonds 0.2%
Republic of Turkiye, 7.625%, 5/15/34 (USD)  6,360,000 6,416
Total Türkiye (Cost $6,253) 6,416
UNITED KINGDOM 8.4%
Corporate Bonds 2.1%
Barclays, 3.00%, 5/8/26  600,000 727
Barclays, VR, 1.375%, 1/24/26 (EUR) (4) 6,282,000 6,630
Barclays, VR, 5.304%, 8/9/26 (USD) (4) 8,490,000 8,444
Barclays, VR, 6.125% (USD) (2)(4)(9) 8,109,000 7,947
Lloyds Bank, 7.625%, 4/22/25  4,245,000 5,447
Lloyds Banking Group, 4.45%, 5/8/25 (USD)  8,537,000 8,451
Lloyds Banking Group, VR, 2.438%, 2/5/26 (USD) (4) 8,745,000 8,564
Lloyds Banking Group, VR, 5.679%, 1/5/35 (USD) (4) 7,735,000 7,678
Merlin Entertainments, 5.75%, 6/15/26 (USD)  1,215,000 1,195
Motion Bondco, 6.625%, 11/15/27 (USD) (1)(2) 2,200,000 2,139
NatWest Group, VR, 1.75%, 3/2/26 (EUR) (4) 4,460,000 4,709
NatWest Markets, 6.625%, 6/22/26  2,050,000 2,657
Reynolds American, 4.45%, 6/12/25 (USD)  8,470,000 8,371
Standard Chartered, VR, 6.097%, 1/11/35 (USD) (1)(4) 8,050,000 8,147
81,106
Government Bonds 6.3%
United Kingdom Gilt, 4.00%, 10/22/63  18,358,000 20,705
United Kingdom Inflation-Linked Gilt, Series 3MO, 0.125%,
3/22/26  181,600,439 227,283
247,988
Total United Kingdom (Cost $322,064) 329,094

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 38.4%
Asset-Backed Securities 1.8%
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (1) 6,500,000 6,720
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%,
1/15/26  1,491,974 1,491
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1) 4,129,228 4,121
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%,
5/15/28  1,246,991 1,245
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48 (1) 2,317,100 2,285
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,765,450 4,540
Exeter Automobile Receivables Trust, Series 2021-1A, Class E,
2.21%, 2/15/28 (1) 17,480,000 16,722
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (1) 18,864,000 19,192
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 4,414,875 4,012
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class
A2, 5.09%, 1/15/26  2,329,230 2,328
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (1) 753,670 754
Santander Bank Auto Credit-Linked Notes, Series 2022-A,
Class B, 5.281%, 5/15/32 (1) 3,742,466 3,723
Santander Bank Auto Credit-Linked Notes, Series 2022-B,
Class C, 5.916%, 8/16/32 (1) 522,917 523
Santander Bank Auto Credit-Linked Notes, Series 2022-B,
Class D, 6.793%, 8/16/32 (1) 1,232,220 1,234
68,890
Bank Loans 1.4% (10)
AppLovin, FRN, 1M TSFR + 2.50%, 7.844%, 8/16/30  15,623,977 15,630
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
9.458%, 8/21/28  4,537,645 4,538
Diamond Sports Group, 5.00%, 12/2/24, (5.00% PIK)  (8) 2,299,413 3,189
IRB Holding, FRN, 1M TSFR + 2.75%, 8.194%, 12/15/27  4,585,809 4,581
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 10.404%,
4/11/29  24,255,990 22,790
RealPage, FRN, 1M TSFR + 3.00%, 8.458%, 4/24/28  2,640,338 2,563
53,291

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Convertible Bonds 0.1%
Rivian Automotive, 4.625%, 3/15/29  5,831,000 5,711
5,711
Corporate Bonds 14.6%
AbbVie, 3.80%, 3/15/25  8,490,000 8,384
Ally Financial, 5.125%, 9/30/24  6,960,000 6,950
Ally Financial, VR, 6.848%, 1/3/30 (4) 10,418,000 10,782
American Electric Power, 5.699%, 8/15/25  8,363,000 8,360
American Express, VR, 5.098%, 2/16/28 (4) 12,505,000 12,435
Ares Capital, 3.25%, 7/15/25  2,750,000 2,672
Bank of America, VR, 0.981%, 9/25/25 (4) 8,238,000 8,149
Boeing, 4.875%, 5/1/25  9,149,000 9,053
Boost Newco Borrower, 7.50%, 1/15/31 (1) 2,690,000 2,794
Capital One Financial, 4.25%, 4/30/25  8,612,000 8,504
Capital One Financial, VR, 2.636%, 3/3/26 (4) 8,861,000 8,654
Capital One Financial, VR, 6.312%, 6/8/29 (4) 10,620,000 10,858
Capital One Financial, VR, 6.377%, 6/8/34 (4) 10,620,000 10,851
Carrier Global, 2.242%, 2/15/25  8,049,000 7,878
CEC Entertainment, 6.75%, 5/1/26 (1) 11,860,000 11,741
Celanese U.S. Holdings, 6.05%, 3/15/25  8,281,000 8,281
Charles Schwab, VR, 5.643%, 5/19/29 (4) 11,000,000 11,152
Charter Communications Operating, 4.908%, 7/23/25  1,957,000 1,939
CHS, 10.875%, 1/15/32 (1) 5,765,000 6,010
Citigroup, 4.40%, 6/10/25  17,339,000 17,101
Cloud Software Group, 8.25%, 6/30/32 (1) 16,518,000 16,786
Constellation Energy Generation, 3.25%, 6/1/25  8,695,000 8,504
DCP Midstream Operating, 5.375%, 7/15/25  5,119,000 5,100
Delta Air Lines, 2.90%, 10/28/24  17,280,000 17,086
Diamond Sports Group, 5.375%, 8/15/26 (1)(5)(6) 34,830,000 697
Energy Transfer, 2.90%, 5/15/25  8,799,000 8,578
Fifth Third Bancorp, 2.375%, 1/28/25  12,165,000 11,957
Fifth Third Bank, 3.85%, 3/15/26  3,244,000 3,148
Fifth Third Bank, 3.95%, 7/28/25  1,113,000 1,092
Fifth Third Bank, VR, 5.852%, 10/27/25 (4) 7,459,000 7,452
Ford Motor Credit, 2.30%, 2/10/25  8,583,000 8,397
Ford Motor Credit, 5.125%, 6/16/25  10,901,000 10,817
Ford Motor Credit, 5.80%, 3/5/27  11,270,000 11,260
General Motors Financial, 6.05%, 10/10/25  8,049,000 8,083
Goldman Sachs Group, 3.50%, 4/1/25  8,050,000 7,922
Gray Television, 10.50%, 7/15/29 (1) 10,000,000 10,062
HCA, 5.375%, 2/1/25  8,405,000 8,373
Hyundai Capital America, 5.50%, 3/30/26 (1) 7,285,000 7,276
Kilroy Realty, 3.45%, 12/15/24  8,612,000 8,507

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Morgan Stanley, VR, 1.164%, 10/21/25 (4) 8,048,000 7,931
Morgan Stanley, Series I, VR, 0.864%, 10/21/25 (4) 16,520,000 16,272
Navient, 6.75%, 6/25/25  1,706,000 1,702
NextEra Energy Capital Holdings, 6.051%, 3/1/25  8,047,000 8,064
Occidental Petroleum, 5.875%, 9/1/25  8,322,000 8,322
Ovintiv, 5.65%, 5/15/25  8,322,000 8,310
PNC Financial Services Group, VR, 5.812%, 6/12/26 (4) 8,404,000 8,418
Rivian Holdings, FRN, 6M TSFR + 6.028%, 11.31%,
10/15/26 (1) 14,775,000 14,886
Santander Holdings USA, VR, 6.124%, 5/31/27 (4) 22,850,000 22,909
SBA Tower Trust, 2.836%, 1/15/25 (1) 7,420,000 7,289
Sirius XM Radio, 5.00%, 8/1/27 (1) 6,772,000 6,467
Southern, VR, 1.875%, 9/15/81 (EUR) (4) 7,590,000 7,224
Sprint, 7.625%, 2/15/25  41,325,000 41,583
Sprint, 7.625%, 3/1/26  8,076,000 8,298
Stagwell Global, 5.625%, 8/15/29 (1) 17,057,000 15,692
Townsquare Media, 6.875%, 2/1/26 (1) 9,850,000 9,702
United Airlines Holdings, 4.875%, 1/15/25  4,526,000 4,481
Vistra, VR, 7.00% (1)(4)(9) 7,285,000 7,185
Walgreens Boots Alliance, 3.80%, 11/18/24  8,527,000 8,431
Warnermedia Holdings, 3.638%, 3/15/25  8,572,000 8,439
Western Midstream Operating, 3.10%, 2/1/25  8,652,000 8,501
Williams, 4.00%, 9/15/25  8,051,000 7,910
571,661
Municipal Securities 0.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 4,538,216 2,780
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  167,584 168
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,322,744 883
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,027,849 1,029
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  923,898 907
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  792,950 763
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,078,109 1,005
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  1,121,218 1,014
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  572,578 577
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,134,370 1,183

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,115,968 1,197
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,083,929 1,204
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  11,075,000 9,367
22,077
Non-U.S. Government Mortgage-Backed Securities 1.7%
BANK, Series 2020-BN25, Class AS, 2.841%, 1/15/63  8,515,000 7,229
BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%,
2/15/53  7,995,000 6,885
Benchmark Mortgage Trust, Series 2020-B16, Class AM, ARM,
2.944%, 2/15/53  5,730,000 4,859
BRAVO Residential Funding Trust, Series 2022-NQM2, Class
A1, CMO, ARM, 4.272%, 11/25/61 (1) 3,723,879 3,600
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 4,517,000 1,603
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 8.085%, 5/25/42 (1) 4,412,719 4,536
Natixis Commercial Mortgage Securities Trust, Series 2019-
MILE, Class A, ARM, 1M TSFR + 1.579%, 6.908%, 7/15/36 (1) 6,366,430 5,929
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.635%,
2/25/42 (1) 6,255,444 6,285
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 627,354 610
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (1) 12,182,374 10,868
Verus Securitization Trust, Series 2022-1, Class A1, CMO,
STEP, 2.724%, 1/25/67 (1) 14,966,412 13,488
65,892
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 18.2%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25 (12) 223,598,538 217,415
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  47,585,278 45,459
U.S. Treasury Notes, 0.375%, 9/15/24 (2) 170,000,000 168,273
U.S. Treasury Notes, 4.25%, 5/31/25 (12) 196,000,000 194,346
U.S. Treasury Notes, 4.625%, 2/28/25 (2) 88,000,000 87,629
713,122
Total United States (Cost $1,509,195) 1,500,644

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 8.8%
Money Market Funds 3.9%
T. Rowe Price Government Reserve Fund, 5.38% (13)(14) 151,015,742 151,016
151,016
U.S. Treasury Obligations 4.9%
U.S. Treasury Bills, 5.232%, 9/17/24  195,900,000 193,680
193,680
Total Short-Term Investments (Cost $344,723) 344,696
SECURITIES LENDING COLLATERAL 7.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.38% (13)(14) 7,716,865 7,717
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 7,717
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 6.8%
Money Market Funds 6.8%
T. Rowe Price Government Reserve Fund, 5.38% (13)(14) 264,699,910 264,700
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 264,700
Total Securities Lending Collateral (Cost $272,417) 272,417
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.7%
OTC Options Purchased 0.7%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY,
Call, 9/5/24 @
JPY156.00 (5) 1 197,150 5,664
Bank of America
USD / JPY,
Call, 9/30/24 @
JPY156.00 (5) 1 156,480 4,513

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
S&P 500 Index,
Put, 12/20/24 @
$4,700.00 (5) 1,142 623,587 4,134
Citibank
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.25%
Annually, Pay
Variable 5.33%
(SOFR) Annually,
12/8/25 @
2.25%* (5) 1 397,120 1,712
Citibank
EUR / CHF, Put,
9/3/24 @ CHF0.92
(EUR) (5) 1 180,431 380
Citibank
NOK / SEK,
Call, 7/16/24 @
SEK1.01 (NOK) (5) 1 1,301,800 96
Citibank
USD / AUD,
Call, 8/8/24 @
USD0.62 (5) 1 156,564 27
Citibank
USD / CNH,
Call, 4/15/25 @
CNH7.36 (5) 1 196,560 1,853
Citibank
USD / EUR,
Call, 9/10/24 @
USD1.03 (5) 1 174,884 416
Citibank
USD / EUR,
Call, 9/12/24 @
USD1.05 (5) 1 211,363 964
Citibank
USD / EUR,
Put, 9/10/24 @
USD1.10 (5) 1 174,884 448
Citibank
USD / GBP,
Call, 8/8/24 @
USD1.26 (5) 1 194,831 1,033
Citibank
USD / GBP,
Put, 8/8/24 @
USD1.30 (5) 1 194,831 113

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.00%
Annually, Pay
Variable 5.33%
(SOFR) Annually,
12/8/25 @
2.00%* (5) 1 397,120 1,276
Goldman Sachs
USD / TWD,
Call, 10/18/24 @
TWD32.75 (5) 1 118,258 854
JPMorgan Chase
Credit Default
Swap Protection
Bought (Relevant
Credit: Markit
CDX.NA.IG-S41,
5 Year Index,
6/20/29), Pay
1.00% Quarterly,
Receive upon
credit default,
8/21/24 @
0.65%* (5) 1 414,000 274
JPMorgan Chase
Credit Default
Swap Protection
Bought (Relevant
Credit: Markit
CDX.NA.IG-S41,
5 Year Index,
6/20/29), Pay
1.00% Quarterly,
Receive upon
credit default,
9/18/24 @
0.80%* (5) 1 413,800 217
Morgan Stanley
5 Year Interest
Rate Swap, 5/6/31
Receive Fixed
3.00% Annually,
Pay Variable
5.33% (SOFR)
Annually, 5/4/26 @
3.00%* (5) 1 394,655 4,951

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
S&P 500 Index,
Put, 9/20/24 @
$4,600.00 (5) 762 416,089 735
Total Options Purchased (Cost $43,675) 29,660
Total Investments in Securities
105.6% of Net Assets
(Cost $4,299,235) $ 4,131,229
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $475,854 and represents 12.2% of net assets.
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2024.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Non-income producing
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $8,702 and represents 0.2% of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Perpetual security with no stated maturity date.

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
(10) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) At June 30, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(13) Seven-day yield
(14) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M NDBB Three month NZD bank bill
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RSD Serbian Dinar
SEK Swedish Krona
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY, Call, 9/5/24 @
JPY160.00 1 197,150 (2,782)
Bank of America
USD / JPY, Call, 9/30/24
@ JPY160.00 1 156,480 (2,398)
Total Options Written (Premiums $(2,162)) $ (5,180)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS 0.5%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.4)%
Credit Default Swaps, Protection Bought (0.5)%
United States (0.5)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 70,237 (8,963) (3,567) (5,396)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 43,927 (5,605) (1,948) (3,657)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S41, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/28 48,102 (6,654) (1,890) (4,764)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 21,836 (2,786) (1,228) (1,558)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S41, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/28 48,101 (6,654) (1,818) (4,836)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 48,060 8,317 11,982 (3,665)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 21,250 3,678 3,575 103
Total United States 5,106 (23,773)
Total Bilateral Credit Default Swaps, Protection
Bought 5,106 (23,773)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.1%
Luxembourg 0.1%
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 12,000 869 976 (107)
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 16,950 1,228 980 248
Total Luxembourg 1,956 141
Total Bilateral Credit Default Swaps, Protection
Sold 1,956 141
Total Bilateral Swaps 7,062 (23,632)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.9%
Credit Default Swaps, Protection Bought (0.4)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 7,215 (837) (1,598) 761
Total Australia 761
Canada (0.1)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 43,520 (5,530) (1,807) (3,723)
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/29
(USD) 1,388 (189) (168) (21)
Total Canada (3,744)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Israel 0.0%
Protection Bought (Relevant Credit: Teva
Pharmaceutical), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/29
(USD) 1,388 11 22 (11)
Total Israel (11)
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 69,750 1,169 5,767 (4,598)
Total South Africa (4,598)
United States (0.3)%
Protection Bought (Relevant Credit:
ADT), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/29 1,388 (236) (225) (11)
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/29 1,388 (102) (103) 1
Protection Bought (Relevant Credit:
Antero Resources), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 1,388 (264) (250) (14)
Protection Bought (Relevant Credit:
Caesars Entertainment), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 1,503 (206) (201) (5)
Protection Bought (Relevant Credit:
Chesapeake Energy), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 1,388 (266) (269) 3
Protection Bought (Relevant Credit:
Cleveland-Cliffs), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/29 1,388 (186) (191) 5
Protection Bought (Relevant Credit:
EQM Midstream Partners), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 1,388 (256) (259) 3
Protection Bought (Relevant Credit:
Frontier Communications Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/29 1,388 (73) (62) (11)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
GAP), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 21,620 109 3,682 (3,573)
Protection Bought (Relevant Credit:
Genworth Holdings), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 1,388 (249) (232) (17)
Protection Bought (Relevant Credit: GFL
Environmental), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/29 1,388 (229) (239) 10
Protection Bought (Relevant Credit:
Hilton Domestic Operating Company),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/29 1,388 (250) (251) 1
Protection Bought (Relevant Credit:
Iron Mountain), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/27 17,452 (2,457) (2,191) (266)
Protection Bought (Relevant Credit:
Louisiana-Pacific), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/29 1,388 (272) (266) (6)
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 8,363 239 1,505 (1,266)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S33, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/24 235,944 (4,613) (2,863) (1,750)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/29 1,388 1 5 (4)
Protection Bought (Relevant Credit:
Olin), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/29 1,503 7 6 1
Protection Bought (Relevant Credit:
PG&E), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/29 1,388 (224) (222) (2)
Protection Bought (Relevant Credit: Post
Holdings), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/29 1,388 (223) (227) 4
Protection Bought (Relevant Credit:
Safeway), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/29 1,388 (281) (270) (11)
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 (EUR) 14,200 (381) (314) (67)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Tenet Healthcare), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/29 1,388 (231) (229) (2)
Protection Bought (Relevant Credit:
TransDigm), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/29 1,388 (256) (232) (24)
Protection Bought (Relevant Credit: Uber
Technologies), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/29 1,388 (265) (258) (7)
Protection Bought (Relevant Credit:
United Rentals North America), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/29 1,388 (248) (253) 5
Protection Bought (Relevant Credit:
Weatherford International), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 1,388 (251) (246) (5)
Protection Bought (Relevant Credit:
Xerox), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 18,860 938 2,770 (1,832)
Total United States (8,840)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (16,432)
Credit Default Swaps, Protection Sold 1.5%
United States 1.5%
Protection Sold (Relevant Credit:
Carnival, B3*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/24 10,900 34 (831) 865
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S42, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/29 776,150 49,641 47,157 2,484
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 389,100 8,083 8,313 (230)
Total United States 3,119
Total Centrally Cleared Credit Default Swaps,
Protection Sold 3,119

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.2)%
Canada (0.0)%
10 Year Interest Rate Swap, Receive
Fixed 3.320% Semi-Annually, Pay
Variable 4.780% (CORRA) Semi-
Annually, 6/26/34 78,072 (578) — (578)
10 Year Interest Rate Swap, Receive
Fixed 3.325% Semi-Annually, Pay
Variable 4.780% (CORRA) Semi-
Annually, 6/26/34 79,208 (563) — (563)
Total Canada (1,141)
China 0.1%
5 Year Interest Rate Swap, Receive
Fixed 2.068% Quarterly, Pay Variable
2.300% (7 Day Interbank Repo)
Quarterly, 4/11/29 60,135 59 — 59
5 Year Interest Rate Swap, Receive
Fixed 2.210% Quarterly, Pay Variable
2.300% (7 Day Interbank Repo)
Quarterly, 1/10/29 239,077 450 — 450
5 Year Interest Rate Swap, Receive
Fixed 2.230% Quarterly, Pay Variable
2.300% (7 Day Interbank Repo)
Quarterly, 1/10/29 615,215 1,236 — 1,236
5 Year Interest Rate Swap, Receive
Fixed 2.244% Quarterly, Pay Variable
2.350% (7 Day Interbank Repo)
Quarterly, 1/9/29 1,246,618 2,611 — 2,611
Total China 4,356
Czech Republic 0.1%
5 Year Interest Rate Swap, Receive
Fixed 4.060% Annually, Pay Variable
6.250% (6M CZK PRIBOR) Semi-
Annually, 7/20/28 1,165,100 868 — 868
5 Year Interest Rate Swap, Receive
Fixed 4.120% Annually, Pay Variable
6.260% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 582,550 494 — 494
5 Year Interest Rate Swap, Receive
Fixed 4.130% Annually, Pay Variable
6.260% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 582,550 506 — 506

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 4.612% Annually, Pay Variable
5.170% (6M CZK PRIBOR) Semi-
Annually, 10/24/28 124,000 272 — 272
Total Czech Republic 2,140
Foreign/Europe (0.5)%
5 Year Interest Rate Swap, Receive
Fixed 2.992% Annually, Pay Variable
3.748% (6M EURIBOR) Semi-Annually,
6/12/29 220,252 1,021 — 1,021
30 Year Interest Rate Swap, Pay Fixed
2.590% Annually, Receive Variable
3.748% (6M EURIBOR) Semi-Annually,
6/12/54 45,385 (380) — (380)
30 Year Interest Rate Swap, Pay Fixed
2.852% Annually, Receive Variable
3.912% (6M EURIBOR) Semi-Annually,
9/11/53 42,448 (3,090) — (3,090)
30 Year Interest Rate Swap, Pay Fixed
3.062% Annually, Receive Variable
3.855% (6M EURIBOR) Semi-Annually,
9/29/53 103,797 (12,524) — (12,524)
30 Year Interest Rate Swap, Pay Fixed
3.162% Annually, Receive Variable
3.846% (6M EURIBOR) Semi-Annually,
10/23/53 18,820 (2,709) — (2,709)
Total Foreign/Europe (17,682)
India (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 6.051% Semi-Annually, Pay
Variable 6.860% (1 Day INR MIBOR)
Semi-Annually, 5/26/28 2,500,000 (402) — (402)
Total India (402)
New Zealand (0.0)%
10 Year Interest Rate Swap, Receive
Fixed 4.365% Semi-Annually, Pay
Variable 5.625% (3M NDBB) Quarterly,
7/3/34 40,660 (271) — (271)
10 Year Interest Rate Swap, Receive
Fixed 4.383% Semi-Annually, Pay
Variable 5.630% (3M NDBB) Quarterly,
6/27/34 38,849 (227) — (227)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive
Fixed 4.396% Semi-Annually, Pay
Variable 5.620% (3M NDBB) Quarterly,
6/26/34 58,198 (307) — (307)
Total New Zealand (805)
United Kingdom 0.1%
2 Year Interest Rate Swap, Receive
Fixed 4.437% Annually, Pay Variable
5.229% (GBP SONIA) Annually, 4/9/26 50,026 (296) — (296)
2 Year Interest Rate Swap, Receive
Fixed 4.486% Annually, Pay Variable
5.266% (GBP SONIA) Annually,
12/15/25 421,389 (4,084) — (4,084)
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable
5.294% (GBP SONIA) Annually, 9/27/51 19,325 13,071 (1) 13,072
30 Year Interest Rate Swap, Pay Fixed
3.944% Annually, Receive Variable
5.311% (GBP SONIA) Annually, 8/8/53 1,993 30 — 30
30 Year Interest Rate Swap, Pay Fixed
4.416% Annually, Receive Variable
5.286% (GBP SONIA) Annually,
10/20/53 2,314 (220) — (220)
50 Year Interest Rate Swap, Pay Fixed
4.085% Annually, Receive Variable
5.289% (GBP SONIA) Annually, 10/11/72 12,844 (1,002) 1 (1,003)
Total United Kingdom 7,499
Total Centrally Cleared Interest Rate Swaps (6,035)
Zero-Coupon Inflation Swaps 0.0%
Foreign/Europe (0.1)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.093% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 74,483 (641) — (641)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.113% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 73,849 (717) — (717)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.203% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 73,848 (1,085) 1 (1,086)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.205% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 52,830 (784) — (784)
Total Foreign/Europe (3,228)
United States 0.1%
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.420% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 504 — 504
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.423% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,273 497 — 497
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.425% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 489 — 489
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.443% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 42,415 463 — 463
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.450% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 404 — 404
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.486% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 301 — 301
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 293 — 293
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.507% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 99,387 287 — 287
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.510% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 95,013 252 — 252

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.539% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 43,164 374 — 374
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.543% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 45,322 376 — 376
Total United States 4,240
Total Centrally Cleared Zero-Coupon Inflation
Swaps 1,012
Total Centrally Cleared Swaps (18,336)
Net payments (receipts) of variation margin to date 19,851
Variation margin receivable (payable) on centrally cleared swaps $ 1,515
*
Credit ratings as of June 30, 2024. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $52.

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/5/24 INR 4,881,760 USD 58,450 $ 82
Bank of America 7/5/24 USD 19,656 INR 1,639,173 2
Bank of America 7/12/24 HUF 2,289,421 USD 6,255 (51)
Bank of America 7/12/24 MXN 763,896 USD 41,363 299
Bank of America 7/12/24 USD 38,977 HUF 14,092,976 786
Bank of America 7/12/24 USD 38,885 MXN 716,252 (179)
Bank of America 7/12/24 ZAR 728,759 USD 38,786 1,227
Bank of America 7/19/24 NZD 98,894 USD 59,648 589
Bank of America 7/19/24 NZD 4,547 USD 2,775 (5)
Bank of America 7/19/24 USD 94,730 EUR 87,877 522
Bank of America 7/19/24 USD 196,332 JPY 30,354,904 7,041
Bank of America 7/19/24 USD 65,086 NZD 106,403 275
Bank of America 8/30/24 USD 93 SEK 980 1
Bank of America 9/6/24 USD 72,121 CLP 64,743,226 3,355
Bank of America 9/6/24 USD 38,439 COP 151,026,168 2,450
Bank of America 9/6/24 USD 92,905 MYR 434,152 729
Bank of America 10/11/24 USD 58,265 INR 4,881,760 (85)
Barclays Bank 7/5/24 TWD 1,474,979 USD 45,634 (183)
Barclays Bank 7/12/24 HUF 1,951,818 USD 5,344 (55)
Barclays Bank 7/12/24 MXN 474,611 USD 26,762 (878)
Barclays Bank 7/12/24 USD 42,144 ZAR 768,105 (29)
Barclays Bank 7/12/24 ZAR 55,060 USD 2,996 27
Barclays Bank 8/16/24 USD 46,359 ZAR 858,536 (651)
Barclays Bank 8/16/24 ZAR 1,290,808 USD 70,059 620
Barclays Bank 8/23/24 USD 136 EUR 127 —
Barclays Bank 8/23/24 USD 385,239 GBP 302,957 2,112
Barclays Bank 8/30/24 USD 66 SEK 693 —
Barclays Bank 10/15/24 USD 45,879 TWD 1,474,979 289
BNP Paribas 7/5/24 IDR 827,746,494 USD 50,338 219
BNP Paribas 7/5/24 IDR 60,529,246 USD 3,703 (6)
BNP Paribas 7/12/24 CZK 49,246 USD 2,110 (5)
BNP Paribas 7/12/24 HUF 6,822,874 USD 18,572 (82)
BNP Paribas 7/19/24 EUR 115,605 USD 123,474 459
BNP Paribas 7/19/24 EUR 148,602 USD 160,193 (885)
BNP Paribas 7/19/24 USD 200,243 EUR 186,369 447
BNP Paribas 7/19/24 USD 121 SEK 1,314 (3)
BNP Paribas 8/16/24 PLN 152,069 USD 38,486 (732)
BNP Paribas 8/16/24 USD 14,758 ZAR 273,114 (197)
BNP Paribas 9/6/24 USD 27,517 MYR 127,956 351
BNP Paribas 9/6/24 USD 65,051 THB 2,373,158 11

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 10/11/24 USD 50,195 IDR 827,746,494 $ (287)
BNP Paribas 10/18/24 USD 2,115 CZK 49,246 4
Canadian Imperial Bank
of Commerce 7/19/24 USD 1,547 CAD 2,127 (9)
Citibank 7/5/24 INR 2,042,575 USD 24,483 8
Citibank 7/12/24 USD 81,893 RSD 8,959,967 (117)
Citibank 7/19/24 AUD 231 USD 154 1
Citibank 7/19/24 NOK 574 USD 55 (1)
Citibank 7/19/24 USD 97 CAD 133 (1)
Citibank 7/19/24 USD 52,588 EUR 49,245 (204)
Citibank 7/19/24 USD 48 JPY 7,258 2
Citibank 7/19/24 USD 44 NOK 476 (1)
Citibank 8/16/24 USD 77,567 MXN 1,336,474 5,081
Citibank 8/16/24 ZAR 339,748 USD 18,292 311
Citibank 10/11/24 USD 24,404 INR 2,042,575 (10)
Citibank 3/12/25 EGP 471,925 USD 8,382 486
Citibank 3/18/25 EGP 233,143 USD 4,148 224
Citibank 3/26/25 EGP 441,084 USD 8,199 52
Deutsche Bank 7/5/24 USD 38,421 IDR 609,084,684 1,219
Deutsche Bank 7/5/24 USD 79,025 TWD 2,547,955 509
Deutsche Bank 7/12/24 HUF 14,092,976 USD 39,217 (1,026)
Deutsche Bank 7/19/24 USD 72 EUR 67 1
Deutsche Bank 7/19/24 USD 53 EUR 50 —
Deutsche Bank 7/19/24 USD 62 NOK 664 —
Deutsche Bank 8/16/24 USD 140,572 PLN 552,137 3,493
Deutsche Bank 8/30/24 USD 32 SEK 340 —
Deutsche Bank 9/4/24 USD 58,736 BRL 308,299 4,006
Deutsche Bank 9/6/24 USD 27,395 PHP 1,604,574 (48)
Goldman Sachs 7/5/24 TWD 3,567,607 USD 110,295 (359)
Goldman Sachs 7/5/24 USD 18,011 IDR 294,019,894 52
Goldman Sachs 7/5/24 USD 76,013 TWD 2,405,560 1,886
Goldman Sachs 7/12/24 CZK 62,636 USD 2,745 (67)
Goldman Sachs 7/12/24 MXN 20,765 USD 1,118 14
Goldman Sachs 7/19/24 JPY 15,121,518 USD 95,144 (847)
Goldman Sachs 7/19/24 NZD 9,817 USD 5,945 34
Goldman Sachs 7/19/24 NZD 168 USD 103 (1)
Goldman Sachs 7/19/24 USD 48 CAD 65 —
Goldman Sachs 7/19/24 USD 82 CAD 112 —
Goldman Sachs 7/19/24 USD 1,500 NOK 15,738 26
Goldman Sachs 7/19/24 USD 84 NZD 140 (1)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 8/16/24 MXN 25,541 USD 1,368 $ 18
Goldman Sachs 8/16/24 USD 18 NOK 200 —
Goldman Sachs 8/23/24 USD 46 EUR 43 —
Goldman Sachs 9/6/24 USD 54,920 THB 1,997,016 189
Goldman Sachs 10/11/24 IDR 141,065,503 USD 8,572 31
Goldman Sachs 10/11/24 USD 39,066 KRW 53,484,934 88
Goldman Sachs 10/15/24 USD 110,882 TWD 3,567,607 610
HSBC Bank 7/5/24 IDR 349,056,580 USD 21,314 5
HSBC Bank 7/5/24 USD 63,192 INR 5,285,162 (177)
HSBC Bank 7/19/24 USD 135 CAD 185 —
HSBC Bank 7/19/24 USD 76 EUR 70 1
HSBC Bank 7/19/24 USD 81 JPY 12,840 1
HSBC Bank 8/16/24 CHF 36 USD 41 —
HSBC Bank 8/23/24 USD 62 EUR 57 —
HSBC Bank 8/23/24 USD 19 GBP 15 —
HSBC Bank 9/13/24 USD 219,368 CNH 1,575,685 2,258
HSBC Bank 10/11/24 USD 21,259 IDR 349,056,580 (28)
JPMorgan Chase 7/19/24 AUD 95 USD 63 1
JPMorgan Chase 7/19/24 EUR 17,399 USD 18,797 (144)
JPMorgan Chase 7/19/24 JPY 15,264,546 USD 99,268 (4,079)
JPMorgan Chase 7/19/24 USD 666 JPY 103,753 19
JPMorgan Chase 7/19/24 USD 32 NZD 53 (1)
JPMorgan Chase 8/23/24 GBP 131 USD 167 (2)
JPMorgan Chase 8/23/24 USD 44 EUR 40 1
JPMorgan Chase 8/23/24 USD 43 GBP 34 —
Morgan Stanley 7/5/24 USD 20,467 IDR 334,227,742 53
Morgan Stanley 7/5/24 USD 2,788 TWD 89,071 43
Morgan Stanley 7/12/24 GBP 24,519 USD 31,231 (234)
Morgan Stanley 7/12/24 USD 38,030 ZAR 712,459 (1,088)
Morgan Stanley 7/19/24 AUD 12,093 USD 8,015 57
Morgan Stanley 7/19/24 EUR 2,644 USD 2,872 (37)
Morgan Stanley 7/19/24 NZD 82 USD 50 —
Morgan Stanley 7/19/24 SEK 1,561 USD 148 —
Morgan Stanley 7/19/24 USD 40 JPY 6,115 1
Morgan Stanley 7/19/24 USD 35 NOK 384 (1)
Morgan Stanley 7/19/24 USD 33 NZD 55 —
Morgan Stanley 8/16/24 MXN 43,774 USD 2,359 15
Morgan Stanley 9/4/24 BRL 206,584 USD 38,804 (2,131)
RBC Dominion
Securities 7/12/24 MXN 1,431,984 USD 83,375 (5,276)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 7/12/24 USD 50,056 GBP 40,000 $ (513)
RBC Dominion
Securities 7/12/24 USD 8,627 MXN 144,829 728
RBC Dominion
Securities 7/19/24 AUD 138,612 USD 91,907 616
RBC Dominion
Securities 7/19/24 CAD 1,870 USD 1,371 (3)
RBC Dominion
Securities 7/19/24 USD 76,392 AUD 117,420 (1,985)
RBC Dominion
Securities 7/19/24 USD 63 SEK 680 (1)
Standard Chartered 7/19/24 USD 114 EUR 107 —
Standard Chartered 8/16/24 CHF 30 USD 33 —
Standard Chartered 8/16/24 USD 55 CHF 50 (1)
Standard Chartered 8/16/24 USD 26,785 ZAR 498,906 (533)
Standard Chartered 9/6/24 USD 2,203 THB 80,554 (4)
State Street 7/12/24 HUF 2,175,817 USD 5,886 10
State Street 7/12/24 MXN 497,373 USD 29,420 (2,293)
State Street 7/12/24 USD 4,701 CZK 111,882 (84)
State Street 7/12/24 USD 51,853 GBP 40,614 509
State Street 7/12/24 USD 35,818 HUF 13,239,930 (61)
State Street 7/19/24 AUD 29,308 USD 18,862 701
State Street 7/19/24 CAD 242 USD 176 1
State Street 7/19/24 EUR 1,599 USD 1,706 8
State Street 7/19/24 EUR 13,687 USD 14,850 (177)
State Street 7/19/24 JPY 214,545 USD 1,410 (72)
State Street 7/19/24 NZD 559 USD 337 4
State Street 7/19/24 NZD 10,924 USD 6,714 (60)
State Street 7/19/24 USD 41,699 AUD 62,223 166
State Street 7/19/24 USD 193,911 EUR 181,770 (954)
State Street 7/19/24 USD 205 JPY 31,160 10
State Street 7/19/24 USD 136,457 NZD 226,640 (1,590)
State Street 7/19/24 USD 55 SEK 592 (1)
State Street 8/16/24 MXN 46,391 USD 2,487 29
State Street 8/16/24 USD 1,319 CHF 1,181 (3)
State Street 8/23/24 USD 3,545 EUR 3,254 51
State Street 9/4/24 BRL 308,299 USD 59,289 (4,560)
State Street 9/4/24 USD 38,849 BRL 206,584 2,176
State Street 9/6/24 CLP 3,618,441 USD 3,941 (98)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 7/12/24 MXN 421,713 USD 22,808 $ 192
UBS Investment Bank 7/19/24 AUD 81 USD 53 1
UBS Investment Bank 7/19/24 CHF 69,910 USD 78,650 (635)
UBS Investment Bank 7/19/24 USD 51 CAD 70 —
UBS Investment Bank 7/19/24 USD 78,546 CHF 69,910 532
UBS Investment Bank 8/16/24 MXN 1,220,769 USD 65,427 784
UBS Investment Bank 8/23/24 USD 55 EUR 50 1
UBS Investment Bank 9/6/24 USD 54,983 THB 1,997,815 230
UBS Investment Bank 10/11/24 IDR 64,674,895 USD 3,919 26
Wells Fargo 7/19/24 USD 52 AUD 80 (2)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 15,635

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 29 Commonwealth of Australia ten year
bond contracts 9/24 2,197 $ (17)
Short, 2,123 Euro BTP contracts 9/24 (262,126) (553)
Long, 5,057 Euro BUND contracts 9/24 712,827 6,516
Short, 1,858 Euro OAT contracts 9/24 (244,987) 558
Short, 26 Government of Canada ten year bond
contracts 9/24 (2,282) (17)
Short, 145 Government of Japan ten year bond
contracts 9/24 (128,751) 545
Long, 1,083 Republic of South Korea ten year
bond contracts 9/24 90,180 383
Short, 844 U.K. Gilt ten year contracts 9/24 (104,097) 1,411
Short, 3,010 U.S. Treasury Long Bond contracts 9/24 (356,121) (4,190)
Long, 16,907 U.S. Treasury Notes five year
contracts 9/24 1,801,916 8,830
Short, 4,503 U.S. Treasury Notes ten year
contracts 9/24 (495,260) (4,581)
Short, 5,312 Ultra U.S. Treasury Bonds contracts 9/24 (665,826) (7,478)
Long, 22 Ultra U.S. Treasury Notes ten year
contracts 9/24 2,498 —
Net payments (receipts) of variation margin to date 9,367
Variation margin receivable (payable) on open futures contracts $ 10,774

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ — $ — $ 8,876++
Totals $ —# $ — $ 8,876+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 124,259  ¤  ¤ $ 423,433
Total $ 423,433^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $8,876 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $423,433.

T. ROWE PRICE Dynamic Global Bond Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,299,235) $ 4,131,229
Unrealized gain on forward currency exchange contracts 49,468
Interest receivable 34,872
Bilateral swap premiums paid 17,513
Foreign currency (cost $12,698) 12,546
Variation margin receivable on futures contracts 10,774
Cash 2,026
Variation margin receivable on centrally cleared swaps 1,515
Due from affiliates 1,252
Receivable for investment securities sold 573
Receivable for shares sold 419
Unrealized gain on bilateral swaps 351
Other assets 48
Total assets 4,262,586
Liabilities
Obligation to return securities lending collateral 272,417
Unrealized loss on forward currency exchange contracts 33,833
Unrealized loss on bilateral swaps 23,983
Bilateral swap premiums received 10,451
Options written (premiums $2,162) 5,180
Payable for shares redeemed 3,210
Investment management fees payable 1,539
Payable to directors 3
Other liabilities 753
Total liabilities 351,369
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 3,911,217

T. ROWE PRICE Dynamic Global Bond Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (697,109)
Paid-in capital applicable to 507,520,454 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 4,608,326
NET ASSETS $ 3,911,217
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $129,665; Shares outstanding: 16,788,851) $ 7.72
Advisor Class
(Net assets: $309; Shares outstanding: 40,100) $ 7.69
I Class
(Net assets: $605,809; Shares outstanding: 78,611,064) $ 7.71
Z Class
(Net assets: $3,175,434; Shares outstanding:
412,080,439) $ 7.71

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $1,417) $ 102,537
Dividend 8,876
Securities lending 26
Other 6
Total income 111,445
Expenses
Investment management 9,431
Shareholder servicing
Investor Class $ 133
Advisor Class 1
I Class 22 156
Prospectus and shareholder reports
Investor Class 40
I Class 18
Z Class 3 61
Custody and accounting 254
Registration 43
Legal and audit 35
Directors 7
Miscellaneous 67
Waived / paid by Price Associates (7,884)
Total expenses 2,170
Net investment income 109,275

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (4,969)
Futures (6,563)
Swaps 9,245
Options written 17,648
Forward currency exchange contracts (57,808)
Foreign currency transactions (947)
Net realized loss (43,394)
Change in net unrealized gain / loss
Securities (138,833)
Futures 28,777
Swaps 32,735
Options written (9,559)
Forward currency exchange contracts 105,812
Other assets and liabilities denominated in foreign currencies (2,044)
Change in net unrealized gain / loss 16,888
Net realized and unrealized gain / loss (26,506)
INCREASE IN NET ASSETS FROM OPERATIONS $ 82,769

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 109,275 $ 236,060
Net realized loss (43,394) (604,339)
Change in net unrealized gain / loss 16,888 167,775
Increase (decrease) in net assets from
operations 82,769 (200,504)
Distributions to shareholders
Net earnings
Investor Class (3,993) (740)
Advisor Class (10) (1)
I Class (16,383) (2,273)
Z Class (93,686) (13,091)
Tax return of capital – –
Investor Class – (17,018)
Advisor Class – (19)
I Class – (25,909)
Z Class – (136,012)
Decrease in net assets from distributions (114,072) (195,063)
Capital share transactions
*
Shares sold
Investor Class 21,162 207,100
Advisor Class – 78
I Class 82,500 209,843
Z Class 222,523 509,909
Distributions reinvested
Investor Class 3,935 17,554
Advisor Class 10 17
I Class 16,129 27,723
Z Class 93,229 148,675
Shares redeemed
Investor Class (101,407) (520,435)
Advisor Class (121) (181)
I Class (91,418) (302,291)
Z Class (265,590) (425,450)
Decrease in net assets from capital share
transactions (19,048) (127,458)

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Decrease during period (50,351) (523,025)
Beginning of period 3,961,568 4,484,593
End of period $ 3,911,217 $ 3,961,568
*Share information (000s)
Shares sold
Investor Class 2,700 24,840
Advisor Class – 9
I Class 10,638 25,633
Z Class 28,688 63,500
Distributions reinvested
Investor Class 506 2,153
Advisor Class 1 2
I Class 2,078 3,429
Z Class 12,011 18,424
Shares redeemed
Investor Class (13,015) (64,516)
Advisor Class (15) (23)
I Class (11,782) (37,267)
Z Class (34,227) (52,794)
Decrease in shares outstanding (2,417) (16,610)

T. ROWE PRICE Dynamic Global Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Dynamic Global Bond
Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks high current income. The fund has four classes of shares: the Dynamic Global Bond Fund (Investor Class), the
Dynamic Global Bond Fund–Advisor Class (Advisor Class), the Dynamic Global
Bond Fund–I Class (I Class) and the Dynamic Global Bond Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt

T. ROWE PRICE Dynamic Global Bond Fund

securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended June 30, 2024, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share

T. ROWE PRICE Dynamic Global Bond Fund

may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dynamic Global Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust

T. ROWE PRICE Dynamic Global Bond Fund

quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Dynamic Global Bond Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,240,851 $ — $ 2,240,851
Common Stocks — 245 — 245
Corporate Bonds — 1,223,186 12,763 1,235,949
Private Investment Company
2
— — — 7,411
Short-Term Investments 151,016 193,680 — 344,696
Securities Lending Collateral 272,417 — — 272,417
Options Purchased — 29,660 — 29,660
Total Securities 423,433 3,687,622 12,763 4,131,229
Swaps* — 43,094 — 43,094
Forward Currency Exchange
Contracts — 49,468 — 49,468
Futures Contracts* 18,243 — — 18,243
Total $ 441,676 $ 3,780,184 $ 12,763 $ 4,242,034
Liabilities
Options Written $ — $ 5,180 $ — $ 5,180
Swaps* — 78,000 — 78,000
Forward Currency Exchange
Contracts — 33,833 — 33,833
Futures Contracts* 16,836 — — 16,836
Total $ 16,836 $ 117,013 $ — $ 133,849

T. ROWE PRICE Dynamic Global Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Government Bonds,
Municipal Securities, Non-U.S. Government Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Dynamic Global Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 4,240
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ 46,801
Foreign exchange derivatives Forwards, Securities^ 65,829
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 18,726
Equity derivatives Securities^ 4,869
^
,*
Total $ 140,465
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 3,228
Interest rate derivatives Centrally Cleared Swaps, Futures 43,490
Foreign exchange derivatives Forwards, Options Written 39,013
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 48,118
Total $ 133,849
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Dynamic Global Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ (29,966) $ (2,233) $ (6,563) $ — $ (10,138) $ (48,900)
Foreign
exchange
derivatives (19,897) 2,713 — (57,808) — (74,992)
Credit
derivatives (5,026) 745 — — 19,313 15,032
Equity
derivatives (23,000) 16,423 — — 70 (6,507)
Total $ (77,889) $ 17,648 $ (6,563) $ (57,808) $ 9,245 $ (115,367)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 6,143 $ 6,143
Interest rate
derivatives 8,971 — 28,777 — 32,073 69,821
Foreign
exchange
derivatives 14,634 (5,978) — 105,812 — 114,468
Credit
derivatives 842 — — — (5,884) (5,042)
Equity
derivatives 2,403 (3,581) — — 403 (775)
Total $ 26,850 $ (9,559) $ 28,777 $ 105,812 $ 32,735 $ 184,615

T. ROWE PRICE Dynamic Global Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Variation margin amounts are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional variation margin required due to changes in security values is typically transferred the next business day.
Initial margin amounts are determined on a daily basis and calculated in
^ Options purchased are reported as securities.

T. ROWE PRICE Dynamic Global Bond Fund

accordance to global regulations on all bilateral derivatives with a counterparty, subject to an initial margin threshold (typically $50,000,000 per counterparty)
and a minimum transfer amount of $100,000 to $250,000 when initial margin amounts exceed the counterparty threshold. Any additional initial margin required due to changes in security values is typically transferred the next business day. Variation margin and initial margin are collectively referred to as collateral.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, and by the governments of Canada, France,
Germany, Japan, or the United Kingdom, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, securities valued at $176,320,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.

T. ROWE PRICE Dynamic Global Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 27,535 $ (14,463) $ 13,07 2 $ (13,716) $ —
Barclays Bank 7,182 (1,796) 5,386 (1,320) 4,066
BNP Paribas 1,491 (2,197) (706) 372 —
Canadian Imperial
Bank of Commerce — (9) (9) — —
Citibank 13,207 (334) 12,87 3 (13,740) —
Deutsche Bank 9,228 (1,074) 8,154 (7,680) 474
Goldman Sachs 5,078 (13,534) (8,456) 7,775 —
HSBC Bank 2,265 (205) 2,060 (2,315) —
JPMorgan Chase 2,609 (4,226) (1,617) 1,438 —
Morgan Stanley 17,115 (12,93 1 ) 4,184 (9,752) —
RBC Dominion
Securities 1,344 (7,778) (6,43 4 ) 6,699 26 5
Standard Chartered — (538) (538) 143 —
State Street 3,665 (9,953) (6,288) 5,826 —
UBS Investment
Bank 2,501 (635) 1,866 (1,772) 94
Wells Fargo — (2) (2) — —
Total $ 93,220 $ (69,675)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Dynamic Global Bond Fund

are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 44% and 56% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the

T. ROWE PRICE Dynamic Global Bond Fund

six months ended June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 107% and 149%
of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the

T. ROWE PRICE Dynamic Global Bond Fund

options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 139% and 171% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk, inflation risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap).
Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency

T. ROWE PRICE Dynamic Global Bond Fund

rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2024, the notional amount of protection sold by the fund totaled $1,207,154,000 (30.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Dynamic Global Bond Fund

Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 92% and
163% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.

T. ROWE PRICE Dynamic Global Bond Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.

T. ROWE PRICE Dynamic Global Bond Fund

Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying

T. ROWE PRICE Dynamic Global Bond Fund

financial statements, but collateral received in the form of securities is not. At
June 30, 2024, the value of loaned securities was $267,017,000; the value of cash collateral and related investments was $272,417,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $783,114,000 and $1,536,683,000, respectively, for the six months ended June 30, 2024. Purchases and sales of U.S. government securities aggregated $454,059,000 and $1,317,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had
$426,220,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $4,360,002,000. Net unrealized loss aggregated $197,568,000 at period-end, of which $141,809,000 related to appreciated investments and $339,377,000 related to depreciated investments.

T. ROWE PRICE Dynamic Global Bond Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings,

T. ROWE PRICE Dynamic Global Bond Fund

taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $2,000 remain subject to repayment by the fund

T. ROWE PRICE Dynamic Global Bond Fund

at June 30, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $64,000 for Price Associates; $82,000 for T. Rowe Price Services, Inc.;
and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All
amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2024, approximately 30% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.84% 0.90% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $— $(1) $— $(7,883)

T. ROWE PRICE Dynamic Global Bond Fund

Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Dynamic Global Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Dynamic Global Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board noted that, as of December 31, 2023, the fund lagged its benchmark for most performance periods and the fund’s total returns ranked in the fourth quartile for most periods when compared with performance peer groups selected by third-
party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods, the primary reasons for such results, and efforts being undertaken to improve performance. The Board considered the Adviser’s responses and its efforts and plans to improve the fund’s investment performance and noted
that it will continue to periodically review the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Dynamic Global Bond Fund

transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay
the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Dynamic Global Bond Fund

the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Dynamic Global Bond Fund

management fee rate ranked in the second quintile (Investor Class Expense
Group), third quintile (Expense Universe), and first quintile (Advisor Class Expense
Group), and the fund’s total expenses ranked in the second quintile (Investor Class
Expense Group and Expense Universe) and first quintile (Advisor Class Expense
Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F35-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dynamic Global Bond Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024